Income Taxes - Summary of principal components of the deferred tax assets and liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Allowance for loan principal and financing service fee receivables			¥ 19,785,153
Allowance for finance lease receivable	¥ 1,613,414	$ 221,037	7,706,311
Allowance for other current assets	19,387,060	2,656,016	30,286,267
Impairment loss from long-lived assets	385,314	52,788	539,153
Guarantee liabilities	47,762	6,543	3,517,157
Share-based compensation	34,309,231	4,700,345	33,692,676
Fair value change on investments	105,192,397	14,411,299	67,463,987
Fair value change on financial assets	839,617	115,027	82,220,720
Lease liabilities	11,008,553	1,508,166	18,156,568
Advertising cost	23,027,357	3,154,735	23,090,520
Uncollected revenue			4,798,460
Outside basis difference			19,604,247
Net operating loss carry forwards	609,993,234	83,568,730	775,049,194
Total deferred tax assets	805,803,939	110,394,686	1,085,910,413
Less: valuation allowance	(759,896,561)	(104,105,402)	(1,008,969,418)
Total deferred tax assets, net of valuation allowance	45,907,378	6,289,284	76,940,995
Net off against deferred tax liabilities	(45,907,378)	(6,289,284)	(76,940,995)
Net deferred tax assets	0	0	0
Deferred tax liabilities:
Right-of-use assets	11,113,077	1,522,486	18,572,655
Fair value change on financial assets	34,794,301	4,766,798	58,368,340
Total deferred tax liabilities	45,907,378	6,289,284	76,940,995
Net off against deferred tax assets	(45,907,378)	(6,289,284)	(76,940,995)
Net deferred tax liabilities	¥ 0	$ 0	¥ 0